CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 77,390	$ 79,420
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	57,413	59,141
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,046	9,085
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,011	5,806
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,920	$ 5,388